Expense Example, No Redemption - FidelityAdvisorGlobalEquityIncomeFund-AMCIZPRO - FidelityAdvisorGlobalEquityIncomeFund-AMCIZPRO - Fidelity Advisor Global Equity Income Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Global Equity Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	978
5 Years	1,281
10 Years	2,138
Fidelity Advisor Global Equity Income Fund - Class M
Expense Example, No Redemption:
1 Year	502
3 Years	833
5 Years	1,188
10 Years	2,188
Fidelity Advisor Global Equity Income Fund - Class C
Expense Example, No Redemption:
1 Year	208
3 Years	660
5 Years	1,142
10 Years	2,279
Fidelity Advisor Global Equity Income Fund - Class I
Expense Example, No Redemption:
1 Year	107
3 Years	347
5 Years	608
10 Years	1,355
Fidelity Advisor Global Equity Income Fund - Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	300
5 Years	527
10 Years	$ 1,181